Franklin Managed Trust
Statement of Investments, June 30, 2019 (unaudited)
Franklin Rising Dividends Fund
		Shares	Value
	Common Stocks 99.1%
	Aerospace & Defense 5.7%
	The Boeing Co.	615,118	$223,909,103
	General Dynamics Corp.	2,209,190	401,674,926
	Raytheon Co.	771,100	134,078,868
	United Technologies Corp.	3,110,536	404,991,787
			1,164,654,684
	Building Products 1.7%
	Johnson Controls International PLC	7,957,549	328,726,349
[a]	Resideo Technologies Inc.	741,266	16,248,551
			344,974,900
	Commercial & Professional Services 2.3%
	ABM Industries Inc.	1,050,949	42,037,960
	Cintas Corp.	1,484,100	352,162,089
[b]	Matthews International Corp., A	2,538,911	88,481,048
			482,681,097
	Consumer Durables & Apparel 1.9%
	NIKE Inc., B	4,570,700	383,710,265
	Consumer Services 1.9%
	McDonald’s Corp.	1,898,754	394,295,256
	Diversified Financials 0.1%
	State Street Corp.	469,000	26,292,140
	Electrical Equipment 0.6%
	nVent Electric PLC	5,297,468	131,324,232
	Energy 5.5%
[a]	Apergy Corp.	2,481,950	83,244,603
	Chevron Corp.	2,421,000	301,269,240
	EOG Resources Inc.	1,846,000	171,973,360
	Exxon Mobil Corp.	2,323,500	178,049,805
	Occidental Petroleum Corp.	3,874,900	194,829,972
	Schlumberger Ltd.	4,900,529	194,747,022
			1,124,114,002
	Food & Staples Retailing 1.9%
	Walgreens Boots Alliance Inc.	1,749,947	95,669,603
	Walmart Inc.	2,732,764	301,943,094
			397,612,697
	Food, Beverage & Tobacco 4.4%
	Bunge Ltd.	4,111,980	229,078,406
	McCormick & Co. Inc.	2,162,100	335,147,121
	PepsiCo Inc.	2,682,077	351,700,757
			915,926,284
Quarterly Statement of Investments  |  See Notes to Statement of Investments.  |  1

Franklin Managed Trust
Statement of Investments (unaudited)
Franklin Rising Dividends Fund  (continued)
		Shares	Value
	Common Stocks (continued)
	Health Care Equipment & Services 15.1%
	Abbott Laboratories	4,121,500	$346,618,150
	Becton, Dickinson and Co.	2,808,756	707,834,600
	CVS Health Corp.	2,357,300	128,449,277
	DENTSPLY SIRONA Inc.	1,755,000	102,421,800
	Medtronic PLC	6,067,400	590,904,086
	Stryker Corp.	4,097,118	842,285,518
	West Pharmaceutical Services Inc.	3,126,700	391,306,505
			3,109,819,936
	Household & Personal Products 3.0%
	Colgate-Palmolive Co.	3,874,610	277,693,299
	The Procter & Gamble Co.	3,108,588	340,856,674
			618,549,973
	Industrial Conglomerates 10.3%
	Carlisle Cos. Inc.	322,529	45,286,297
	Honeywell International Inc.	4,447,600	776,506,484
	Roper Technologies Inc.	3,544,402	1,298,172,676
			2,119,965,457
	Insurance 2.3%
	Aflac Inc.	3,129,420	171,523,510
	Erie Indemnity Co., A	1,205,622	306,565,562
			478,089,072
	Machinery 3.2%
	Donaldson Co. Inc.	2,883,204	146,639,755
	Dover Corp.	3,333,700	334,036,740
	Pentair PLC	4,816,668	179,180,050
			659,856,545
	Materials 11.7%
	Air Products and Chemicals Inc.	3,236,458	732,636,997
[b]	Albemarle Corp.	7,328,965	516,032,426
	Ecolab Inc.	1,423,272	281,010,824
	Linde PLC (United Kingdom)	3,870,035	777,103,028
	Nucor Corp.	1,825,400	100,579,540
			2,407,362,815
	Media & Entertainment 0.3%
	John Wiley & Sons Inc., A	1,217,326	55,826,570
	Pharmaceuticals, Biotechnology & Life Sciences 3.8%
	AbbVie Inc.	1,918,900	139,542,408
	Johnson & Johnson	3,103,800	432,297,264
	Perrigo Co. PLC	1,711,600	81,506,392
	Pfizer Inc.	3,046,100	131,957,052
			785,303,116
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Franklin Managed Trust
Statement of Investments (unaudited)
Franklin Rising Dividends Fund  (continued)
		Shares	Value
	Common Stocks (continued)
	Retailing 4.1%
	The Gap Inc.	4,071,200	$73,159,464
	Ross Stores Inc.	4,259,150	422,166,948
	Target Corp.	1,837,391	159,136,435
	Tiffany & Co.	1,915,091	179,329,121
			833,791,968
	Semiconductors & Semiconductor Equipment 6.2%
	Analog Devices Inc.	5,126,519	578,630,199
	Texas Instruments Inc.	5,589,400	641,439,544
	Versum Materials Inc.	1,033,929	53,330,058
			1,273,399,801
	Software & Services 11.4%
	Accenture PLC, A	4,013,700	741,611,349
	Microsoft Corp.	10,312,100	1,381,408,916
	Visa Inc., A	1,318,600	228,843,030
			2,351,863,295
	Trading Companies & Distributors 0.7%
	W.W. Grainger Inc.	539,100	144,602,793
	Transportation 1.0%
	Norfolk Southern Corp.	8,153	1,625,138
	United Parcel Service Inc., B	2,036,700	210,330,009
			211,955,147
	Total Common Stocks (Cost $10,810,733,225)		20,415,972,045
	Short Term Investments (Cost $189,908,370) 0.9%
	Money Market Funds 0.9%
[c,d]	Institutional Fiduciary Trust Money Market Portfolio, 2.05%	189,908,370	189,908,370
	Total Investments (Cost $11,000,641,595) 100.0%		20,605,880,415
	Other Assets, less Liabilities 0.0%†		4,028,068
	Net Assets 100.0%		$20,609,908,483

†Rounds to less than 0.1% of net assets.
[a]Non-income producing.
[b]See Note 3 regarding holdings of 5% voting securities.
[c]See Note 4 regarding investments in affiliated management investment companies.
[d]The rate shown is the annualized seven-day effective yield at period end.
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Franklin Managed Trust
Notes to Statement of Investments (unaudited)
1.  ORGANIZATION
Franklin Managed Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of one fund, Franklin Rising Dividends Fund (Fund)and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP).
2.  FINANCIAL INSTRUMENT VALUATION
The Fund’s investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Fund’s Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Investments in open-end mutual funds are valued at the closing NAV.
The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time. In addition, trading in certain foreign markets may not take place on every Fund’s business day. Occasionally, events occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, the VC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.
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Franklin Managed Trust
Notes to Statement of Investments (unaudited)
When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the Fund’s NAV is not calculated, which could result in differences between the value of the Fund’s portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.
3.  HOLDINGS OF 5% VOTING SECURITIES OF PORTFOLIO COMPANIES
The 1940 Act defines "affiliated companies" to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. During the period ended June 30, 2019, investments in “affiliated companies” were as follows:
Name of Issuer	Value at Beginning of Period	Purchases	Sales	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value at End of Period	Number of Shares Held at End of Period	Dividend Income
Non-Controlled Affiliates
Albemarle Corp.	$705,175,194	$21,630,054	$ —	$ —	$(210,772,822)	$516,032,426	7,328,965	$5,090,722
Matthews International Corp., A	127,326,387	—	—	—	(38,845,339)	88,481,048	2,538,911	1,015,564
Total Affiliated Securities (Value is 2.9% of Net Assets)	$832,501,581	$21,630,054	$ —	$ —	$(249,618,161)	$604,513,474		$6,106,286
4.  INVESTMENTS IN AFFILIATED MANAGEMENT INVESTMENT COMPANIES
The Fund invests in one or more affiliated management investment companies for purposes other than exercising a controlling influence over the management or policies. During the period ended June 30, 2019, the Fund held investments in affiliated management investment companies as follows:
	Value at Beginning of Period	Purchases	Sales	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value at End of Period	Number of Shares Held at End of Period	Dividend Income
Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market Portfolio, 2.05%	$222,499,729	$595,890,378	$(628,481,737)	$ —	$ —	$189,908,370	189,908,370	$2,548,479
5.  FAIR VALUE MEASUREMENTS
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:
•	Level 1 – quoted prices in active markets for identical financial instruments
•	Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
At June 30, 2019, all of the Fund’s investments in financial instruments carried at fair value were valued using Level 1 inputs. For detailed categories, see the accompanying Statement of Investments.
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Franklin Managed Trust
Notes to Statement of Investments (unaudited)
6.  SUBSEQUENT EVENTS
The Fund has evaluated subsequent events through the issuance of the Statement of Investments and determined that no events have occurred that require disclosure.
For additional information on the Fund’s significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.
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